As filed with the Securities and Exchange Commission on November 23, 1999.

                                                     Registration Nos. 33-29180
                                                                       811-5823

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 14

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 16

                           DOMINI SOCIAL EQUITY FUND
              (Exact Name of Registrant as Specified in Charter)

                    11 West 25th Street, New York, NY 10010
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 212-352-9200

                                 Amy L. Domini
                         Domini Social Investments LLC
                              11 West 25th Street
                              New York, NY 10010
                    (Name and Address of Agent for Service)

                                   Copy To:
                             Roger P. Joseph, Esq.
                               Bingham Dana LLP
                              150 Federal Street
                          Boston, Massachusetts 02110


It is proposed that this filing will become effective on December 1, 1999 pursuant to paragraph (b) of Rule 485.*

Domini Social Index Portfolio has also executed this registration statement.


--------------------------------
* This filing designates a new effective date of December 1, 1999 for Domini Social Equity Fund's Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, as filed with the Commission on September 29, 1999.

The Prospectus of Domini Social Equity Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 33-29180), with the Securities and Exchange Commission on September 29, 1999, is incorporated in this Post-Effective Amendment No. 14 by reference.

The Statement of Additional Information of Domini Social Equity Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 33-29180), with the Securities and Exchange Commission on September 29, 1999, is incorporated in this Post-Effective Amendment No. 14 by reference.

                                    PART C

Item 23.  Exhibits

*     a(1)Amended and Restated Declaration of Trust of the Registrant.
**    a(2)Certificate and Amendment No. 2 to Declaration of Trust of the Registrant.
**    b   By-Laws of the Registrant, as amended October 6, 1997.
***   e   Distribution Agreement between the Registrant and DSIL Investment Services
          LLC, as distributor.
      g   Custodian Agreement between the Registrant and Investors Bank & Trust
          Company, as custodian.
***   h(1)Transfer Agency Agreement between the Registrant and First Data Investor
          Services Group, Inc. ("First Data").
**    h(2)Sponsorship Agreement between the Registrant and DSIL, as sponsor.
***   i   Opinion and consent of counsel.
***   m   Distribution Plan of the Registrant.
***   q   Powers of Attorney.
and filed
herewith
------------------------

*     Incorporated by reference from Post-Effective Amendment No. 7 to the Registrant's
      Registration Statement as filed with the SEC on November 22, 1995.
**    Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant's
      Registration Statement as filed with the SEC on November 25, 1997.
***   Incorporated by reference from Post-Effective Amendment No. 13 to the Registrant's
      Registration Statement as filed with the SEC on September 29, 1999.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an exhibit to Post-Effective Amendment No. 7 to the Registrant's Registration Statement; and (b) Section 4 of the Distribution Agreement by and between the Registrant and DSIL Investment Services LLC, filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement.

          The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


Item 26.  Business and Other Connections of Investment Adviser

          Domini Social Investments LLC ("DSIL") is a Massachusetts limited liability company with offices at 11 West 25th Street, 7th Floor, New York, New York 10010, and is registered as an investment adviser under the Investment Advisers Act of 1940. The owners of DSIL are James Earl Brooks, Amy Lee Domini, Peter D. Kinder, Steven D. Lydenberg, Sigward Moser and David P. Wieder.


                            Principal                    Employment during the
        Name            Business Address                 Past Two Fiscal Years

James E. Brooks       Four Arlington Street  President, Equity Resources Group, Inc.(real estate
                      Cambridge, MA 02140    investment)

Amy L. Domini         230 Congress Street    CEO, Secretary and Treasurer, Kinder, Lydenberg,
                      Cambridge, MA 02110    Domini & Co., Inc. ("KLD")(investment adviser);
                                             Trustee, Loring, Wolcott & Coolidge (fiduciary)

Peter D. Kinder       11 West 25th Street    President, KLD
                      New York, NY 10010

Steven D. Lydenberg   11 West 25th Street    Director of Research, KLD
                      New York, NY 10010

Sigward Moser         11 West 25th Street    President and Director, Communication House
                      New York, NY 10010     International, Inc. (advertising agency)

David P. Wieder       11 West 25th Street    President, Director, Equity Owner and Chairman,
                      New York, NY 10010     Fundamental Shareholder Services,Inc.; Secretary,
                                             Fundamental Portfolio Advisors (investment
                                             adviser); Registered Representative, Fundamental
                                             Service Corp.(broker-dealer)

Item 27.  Principal Underwriters

          (a) DSIL Investment Services LLC is the distributor for the Registrant. DSIL Investment Services LLC serves as the distributor or placement agent for the following other registered investment companies: Domini Institutional Social Equity Fund and Domini Social Index Portfolio.
          (b) The information required by this Item 27 with respect to each director or officer of DSIL Investment Services LLC is incorporated herein by reference from Schedule A of Form BD (File No. 008-44763) as filed by DSIL Investment Services LLC pursuant to the Securities Exchange Act of 1934.
          (c)  Not applicable.

Item 28.  Location of Accounts and Records

       The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:                                     Address:

Domini Social Investments LLC             11 W. 25th Street (administrator)
                                          New York, NY 10010

DSIL Investment Services LLC              11 W. 25th Street (distributor)
                                          New York, NY 10010

Investors Bank & Trust Company            200 Clarendon Street (custodian)
                                          Boston, MA 02116

First Data                                4400 Computer Drive (transfer agent)

                                          Westborough, MA 01581


Item 29.  Management Services

       Not applicable.

Item 30.  Undertakings

       Not applicable.

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of November, 1999.

                                    DOMINI SOCIAL EQUITY FUND
                                    By:
                                    Amy L. Domini
                                    -------------------------------------
                                    Amy L. Domini
                                    President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 22, 1999.

       Signature                                       Title
Amy L. Domini                       President (Principal Executive Officer) and
--------------------------          Trustee of Domini Social Equity Fund
Amy L. Domini

Carole M. Laible                    Treasurer (Principal Accounting and
--------------------------          Financial Officer) of Domini Social Equity
Carole M. Laible                    Fund

Julia Elizabeth Harris*             Trustee of Domini Social Equity Fund
--------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                     Trustee of Domini Social Equity Fund
--------------------------
Kirsten S. Moy

William C. Osborn*                  Trustee of Domini Social Equity Fund
--------------------------
William C. Osborn

Karen Paul*                         Trustee of Domini Social Equity Fund
--------------------------
Karen Paul

Gregory A. Ratliff*                 Trustee of Domini Social Equity Fund
--------------------------
Gregory A. Ratliff

Timothy H. Smith*                   Trustee of Domini Social Equity Fund
--------------------------
Timothy H. Smith

Frederick C. Williamson, Sr.*       Trustee of Domini Social Equity Fund
--------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
--------------------------
Amy L. Domini
Executed by Amy L. Domini on
behalf of those indicated
pursuant to Powers of Attorney.

                                  SIGNATURES

       Domini Social Index Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 33-29180) of Domini Social Equity Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of November, 1999.

                                    DOMINI SOCIAL INDEX PORTFOLIO
                                    By:
                                    Amy L. Domini
                                    -------------------------------------
                                    Amy L. Domini
                                    President of Domini Social Index Portfolio

       This Post-Effective Amendment to the Registration Statement on Form N-1A of Domini Social Equity Fund has been signed below by the following persons in the capacities indicated below on November 22, 1999.

       Signature                                       Title
Amy L. Domini                       President (Principal Executive Officer) and
--------------------------          Trustee of Domini Social Index
Amy L. Domini                       Portfolio

Carole M. Laible                    Treasurer (Principal Accounting and
--------------------------          Financial Officer) of Domini Social Index
Carole M. Laible                    Portfolio

Julia Elizabeth Harris*             Trustee of Domini Social Index Portfolio
--------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                     Trustee of Domini Social Index Portfolio
--------------------------
Kirsten S. Moy

William C. Osborn*                  Trustee of Domini Social Index Portfolio
--------------------------
William C. Osborn

Karen Paul*                         Trustee of Domini Social Index Portfolio
--------------------------
Karen Paul

Gregory A. Ratliff*                 Trustee of Domini Social Index Portfolio
--------------------------
Gregory A. Ratliff

Timothy H. Smith*                   Trustee of Domini Social Index Portfolio
--------------------------
Timothy H. Smith

Frederick C. Williamson, Sr.*       Trustee of Domini Social Index Portfolio
--------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
--------------------------
Amy L. Domini
Executed by Amy L. Domini on behalf of
those indicated pursuant to Powers of
Attorney.

                               INDEX TO EXHIBITS


     EXHIBIT NO.        DESCRIPTION OF EXHIBIT

          g Custodian Agreement between the Registrant and Investors Bank & Trust Company, as custodian.

          q             Powers of Attorney.